Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,523,000
Previously Paid Amount	0.00
Total Fee Amount	210.33
Total Offset Amount	0.00
Net Fee	210.33
Narrative - Max Aggregate Offering Price	$ 1,523,000
Final Prospectus	true